Risk and Capital Management (Details 13) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial guarantees	R$ 123,915	R$ 102,622
Commitments to be released	499,814	430,078
Letters of credit to be released	72,930	20,850
Contractual commitments-Fixed assets and Intangible		3
Total	696,659	553,553
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial guarantees	3,323	2,875
Commitments to be released	192,814	176,017
Letters of credit to be released	72,930	20,850
Contractual commitments-Fixed assets and Intangible
Total	269,067	199,742
Later than one year [member]
IfrsStatementLineItems [Line Items]
Financial guarantees	42,924	32,938
Commitments to be released	53,056	51,101
Letters of credit to be released
Contractual commitments-Fixed assets and Intangible		3
Total	95,980	84,042
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial guarantees	21,910	14,264
Commitments to be released	19,647	10,313
Letters of credit to be released
Contractual commitments-Fixed assets and Intangible
Total	41,557	24,577
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial guarantees	55,758	52,545
Commitments to be released	234,297	192,647
Letters of credit to be released
Contractual commitments-Fixed assets and Intangible
Total	R$ 290,055	R$ 245,192